PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 7.7%
	AEROSPACE & DEFENSE - 0.4%
19	Lockheed Martin Corporation	$ 8,936
114	Raytheon Technologies Corporation	12,291
		21,227
	APPAREL & TEXTILE PRODUCTS - 0.0%(a)
7	NIKE, Inc., Class B	665

	BANKING - 1.7%
623	Bank of America Corporation^	24,914
542	Citigroup, Inc.	33,772
570	US Bancorp^	23,113
		81,799
	BEVERAGES - 0.3%
190	Coca-Cola Company	11,957

	BIOTECH & PHARMA - 0.5%
76	AbbVie, Inc.	12,254
76	Zoetis, Inc.	12,887
		25,141
	ENTERTAINMENT CONTENT - 0.3%
95	Electronic Arts, Inc.	12,624

	HEALTH CARE FACILITIES & SERVICES - 0.5%
53	UnitedHealth Group, Inc.	26,254

	LEISURE FACILITIES & SERVICES - 0.0%(a)
7	Starbucks Corporation	562

	MEDICAL EQUIPMENT & DEVICES - 0.2%
114	Abbott Laboratories	11,650

	RETAIL - CONSUMER STAPLES - 0.3%
76	Target Corporation	11,868

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 7.7% (Continued)
	SEMICONDUCTORS - 0.5%
741	Intel Corporation	$ 22,860

	SOFTWARE - 2.0%
57	Adobe, Inc.(b)	25,351
1,115	Gen Digital, Inc.	27,686
57	Microsoft Corporation	23,662
91	Salesforce, Inc.	21,334
		98,033
	TECHNOLOGY HARDWARE - 0.5%
133	Apple, Inc.	25,569

	TRANSPORTATION & LOGISTICS - 0.5%
228	United Airlines Holdings, Inc.^(b)	12,082
76	United Parcel Service, Inc.	10,558
		22,640

	TOTAL COMMON STOCKS (Cost $372,744)	372,849

	EXCHANGE-TRADED FUNDS — 91.4%
	EQUITY - 91.4%
5,170	Communication Services Select Sector SPDR Fund^	430,454
2,721	Consumer Discretionary Select Sector SPDR Fund^	478,814
3,647	Consumer Staples Select Sector SPDR Fund^	282,059
2,056	Energy Select Sector SPDR Fund	191,619
13,772	Financial Select Sector SPDR Fund^	573,466
3,821	Health Care Select Sector SPDR Fund^	549,078
3,104	Industrial Select Sector SPDR Fund	383,375
1,246	Materials Select Sector SPDR Fund^	114,047
2,780	Real Estate Select Sector SPDR Fund	105,779
2,901	Technology Select Sector SPDR Fund^	609,674
1,606	Utilities Select Sector SPDR Fund	116,788
1,124	Vanguard Information Technology ETF^	600,902
		4,436,055

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 91.4% (Continued)
	EQUITY - 91.4% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,360,611)				$ 4,436,055

	TOTAL INVESTMENTS - 99.1% (Cost $4,733,355)				$ 4,808,904
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $15,847)				(13,202)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%				57,583
	NET ASSETS - 100.0%				$ 4,853,285

Contracts(c)
	WRITTEN EQUITY OPTIONS(b) - (0.3)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.3)%
2	Bank of America Corporation	06/21/2024	$ 39.00	$ 7,998	$ 270
10	Communication Services Select Sector SPDR Fund	06/21/2024	83.00	83,260	1,110
7	Consumer Discretionary Select Sector SPDR Fund	06/21/2024	180.00	123,179	525
5	Consumer Discretionary Select Sector SPDR Fund	09/20/2024	187.00	87,985	1,220
5	Consumer Staples Select Sector SPDR Fund	09/20/2024	79.00	38,670	490
20	Financial Select Sector SPDR Fund	09/20/2024	43.00	83,280	1,720
5	Health Care Select Sector SPDR Fund	09/20/2024	150.00	71,850	650
5	Materials Select Sector SPDR Fund	09/20/2024	92.00	45,765	1,300
5	Technology Select Sector SPDR Fund	06/21/2024	210.00	105,080	1,355
5	Technology Select Sector SPDR Fund	06/21/2024	215.00	105,080	585
1	United Airlines Holdings, Inc.	08/16/2024	57.50	5,299	217
2	US Bancorp	07/19/2024	45.00	8,110	50
2	Vanguard Information Technology ETF	06/21/2024	560.00	106,922	160
5	Vanguard Information Technology ETF	07/19/2024	545.00	267,305	3,550
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $15,847)				13,202

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $15,847)				$ 13,202

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

^	Security is subject to written call options.
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.